Employee Benefit Arrangements - Obligations and Funded Status (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Change in benefit obligation:
Net actuarial (gains) losses	$ 405.2		$ (165.0)		$ (157.8)
Other Postretirement Benefits
Change in benefit obligation:
Benefits obligations, beginning balance	45.3		46.0
Service cost	0		0		(2.1)
Interest cost	1.7		1.7		2.6
Plan participants' contribution	0.1		0.4
Net actuarial (gains) losses	(7.2)		1.7
Benefits paid	(3.2)		(4.5)
Benefits obligations, ending balance	36.7		45.3		46.0
Change in plan assets:
Fair value of plan assets, beginning balance	0		0
Actual return on plan assets	0		0
Employer contributions	3.1		4.1
Plan participants' contribution	0.1		0.4
Benefits paid	(3.2)		(4.5)
Fair value of plan assets, ending balance	0		0		0
Funded status at end of the year	(36.7)	[1]	(45.3)	[1]
Accrued benefit cost	(36.7)		(45.3)
Net amount recognized	(36.7)		(45.3)
Prior service cost (credit)	(24.9)		(28.3)
Tax effect	8.7		9.9
Accumulated other comprehensive (income) loss, net of tax	(16.2)		(18.4)
Pension Plans
Change in benefit obligation:
Benefits obligations, beginning balance	2,229.6		1,945.2
Service cost	45.3		40.5		37.5
Interest cost	88.3		90.2		95.0
Plan participants' contribution	0		0
Net actuarial (gains) losses	(277.9)		233.0
Benefits paid	(90.3)		(79.3)
Benefits obligations, ending balance	1,995.0		2,229.6		1,945.2
Change in plan assets:
Fair value of plan assets, beginning balance	1,371.7		1,193.5
Actual return on plan assets	221.1		155.7
Employer contributions	54.3		101.8
Plan participants' contribution	0		0
Benefits paid	(90.3)		(79.3)
Fair value of plan assets, ending balance	1,556.8		1,371.7		1,193.5
Funded status at end of the year	(438.2)	[1]	(857.9)	[1]
Accrued benefit cost	(438.2)		(857.9)
Net amount recognized	(438.2)		(857.9)
Prior service cost (credit)	(52.6)		(63.0)
Tax effect	18.4		22.0
Accumulated other comprehensive (income) loss, net of tax	$ (34.2)		$ (41.0)

[1]	Funded status is not indicative of the Company's ability to pay ongoing pension benefits or of its obligation to fund retirement trusts. Required pension funding for qualified plans is determined in accordance with Employee Retirement Income Security Act ("ERISA") regulations .